Net Income Per Share (Details) - CAD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Net income
Net income - basic	$ 855,605	$ 1,613,600
Net income - diluted	$ 855,605	$ 1,613,600
Weighted average ordinary shares and adjusted weighted average ordinary shares [abstract]
Weighted average common shares - basic (in shares)	557,986,000	563,674,000
Dilutive effect of share awards (in shares)	5,849,000	7,936,000
Weighted average common shares - diluted (in shares)	563,835,000	571,610,000
Net income per share
Basic (in cad per share)	$ 1.53	$ 2.86
Diluted (in cad per share)	$ 1.52	$ 2.82
Instruments with potential future dilutive effect not included in calculation of diluted earnings per share	300,000	0